Parent-Only Financial Statements, Statement of Cash Flows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Net cash provided by operating activities (1)		$ 36,073		$ 18,619		$ 1,008
Available-for-sale debt securities:
Proceeds from sales		7,320		42,067	[1]	30,958	[1]
Prepayments and maturities (1)		36,725		45,688	[1]	40,998	[1]
Purchases		(60,067)		(103,656)	[1]	(120,978)	[1]
Equity securities, not held for trading:
Proceeds from sales and capital returns		6,242		5,451	[1]	3,711	[1]
Purchases		(6,433)		(3,735)	[1]	(5,383)	[1]
Loans:
Other, net		(769)		(709)	[2]	(508)	[2]
Net cash provided (used) by investing activities		(7,754)		(13,152)		(141,919)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries		2,531		14,020		(1,198)
Long-term debt:
Proceeds from issuance		47,595		43,575		90,111
Repayment		(40,565)		(80,802)		(34,462)
Preferred stock:
Proceeds from issuance		0		677		2,101
Redeemed		(2,150)		0		0
Cash dividends paid		(1,622)		(1,629)		(1,566)
Common stock:
Proceeds from issuance		632		1,211		1,415
Stock tendered for payment of withholding taxes		(331)		(393)		(494)
Repurchased		(20,633)		(9,908)		(8,116)
Cash dividends paid		(7,692)		(7,480)		(7,472)
Other, net		(248)		(133)		(107)
Net cash provided (used) by financing activities		(70,979)		(10,920)		122,791
Net change in cash, cash equivalents, and restricted cash (2)		(42,660)		(5,453)	[2]	(18,120)	[2]
Cash, cash equivalents, and restricted cash at beginning of year (2)	[2]	215,947	[3]	221,400		239,520
Cash, cash equivalents, and restricted cash at end of year (2)		173,287		215,947	[2],[3]	221,400	[2]
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities (1)		19,024		22,233	[4]	10,654	[4]
Equity securities, not held for trading:
Proceeds from sales and capital returns		355		743	[4]	583	[4]
Purchases		(220)		(215)	[4]	(314)	[4]
Loans:
Net repayments from (advances to) subsidiaries		(7)		(35,876)		3,174
Capital notes and term loans made to subsidiaries		(2,441)		(73,729)		(32,641)
Principal collected on notes/loans made to subsidiaries		756		69,286		15,164
Net decrease (increase) in investment in subsidiaries		2,407		(2,029)		(606)
Other, net		109		113		18
Net cash provided (used) by investing activities		959		(17,875)		(15,965)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries		12,467		(8,685)		789
Long-term debt:
Proceeds from issuance		1,876		22,217		34,362
Repayment		(9,162)		(13,709)		(15,096)
Preferred stock:
Proceeds from issuance		0		677		2,101
Redeemed		(2,150)		0		0
Cash dividends paid		(1,622)		(1,629)		(1,566)
Common stock:
Proceeds from issuance		632		1,211		1,415
Stock tendered for payment of withholding taxes		(331)		(393)		(494)
Repurchased		(20,633)		(9,908)		(8,116)
Cash dividends paid		(7,692)		(7,480)		(7,472)
Other, net		(248)		(138)		(118)
Net cash provided (used) by financing activities		(26,863)		(17,837)		5,805
Net change in cash, cash equivalents, and restricted cash (2)		(6,880)		(13,479)	[5]	494	[5]
Cash, cash equivalents, and restricted cash at beginning of year (2)	[5]	23,181		36,660		36,166
Cash, cash equivalents, and restricted cash at end of year (2)		16,301		23,181	[5]	36,660	[5]
Parent Company [Member] | Subsidiary Banks [Member]
Available-for-sale debt securities:
Proceeds from sales		0		8,658		0
Prepayments and maturities (1)		0		10,250		15,000
Purchases		0		(3,900)		(15,000)
Common stock:
Cash, cash equivalents, and restricted cash at beginning of year (2)	[6]	23,180
Cash, cash equivalents, and restricted cash at end of year (2)		16,301		23,180	[6]
Parent Company [Member] | Nonaffiliates [Member]
Available-for-sale debt securities:
Proceeds from sales		0		8,824	[4]	5,201	[4]
Purchases		0		0		$ (6,544)
Common stock:
Cash, cash equivalents, and restricted cash at beginning of year (2)	[6]	1
Cash, cash equivalents, and restricted cash at end of year (2)		$ 0		$ 1	[6]

[1]	(1)Financial information for the prior periods has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[3]	(1)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[4]	(1)Financial information for the prior period has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[5]	(2)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[6]	(1)Financial information has been revised to reflect the impact of our adoption in first quarter 2018 of ASU 2016-18 – Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.